UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 1 Battery Park Plaza, Seventh Floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Pinar Ilgar
Title:  CFO
Phone: (646) 388-6036
Signature,       		Place,         	and Date of Signing
Pinar Ilgar   			New York	August 15, 2011

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	30
Form 13F Information Table Value Total:	169,189,000

List of Other Included Managers:
NONE

Name Of Issuer                Title of Class   Cusip       Value (xShr/PrnSH PRPUT CAInveOther ManagSole  Shared  Other
ENSCO PLC                     SPONSORED ADR    29358Q109    4584  86000SH         Sole            86000
ALLEGHANY CORP DEL            COM              017175100    9494  28500SH         Sole            28500
AON CORP                      COM              037389103    1893  36900SH         Sole            36900
BB&T CORP                     COM              054937107    2281  85000SH         Sole            85000
BERKSHIRE HATHAWAY INC DEL    CL A             084670108   13584    117SH         Sole              117
BP PLC                        SPONSORED ADR    055622104    2215  50000SH         Sole            50000
COMPASS MINERALS INTL INC     COM              20451N101    3968  46102SH         Sole            46102
DEVON ENERGY CORP NEW         COM              25179M103    6171  78300SH         Sole            78300
EXXON MOBIL CORP              COM              30231G102    6510  80000SH         Sole            80000
BLOCK H & R  INC              COM              093671105    5454 340000SH         Sole           340000
HILLENBRAND INC               COM              431571108    3784 160000SH         Sole           160000
INGERSOLL- RAND PLC           SHS              G47791101     636  14000SH         Sole            14000
ISHARES GOLD TRUST            ISHARES          464285105     439  30000SH         Sole            30000
LABORATORY CORP AMER HLDGS    COM NEW          50540R409   10647 110000SH         Sole           110000
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100     382   7000SH         Sole             7000
MARKET VECTORS ETF TR         JR GOLD MINER ETF57060U589     345  10000SH         Sole            10000
MICROSOFT CORP                COM              594918104    6110 235000SH         Sole           235000
NEWELL RUBBERMAID INC         COM              651229106     158  10000SH         Sole            10000
NVR INC                       COM              62944T105   10447  14400SH         Sole            14400
REPUBLIC SVCS INC             COM              760759100   10643 345000SH         Sole           345000
RYANAIR HLDGS PLC             SPONSORED ADR    783513104    6549 223200SH         Sole           223200
SPDR GOLD TRUST               GOLD SHS         78463V107   12994  89000SH         Sole            89000
TRAVELERS COMPANIES INC       COM              89417E109    8559 146600SH         Sole           146600
US GOLD CORPORATION           COM PAR $0.10    912023207     215  35600SH         Sole            35600
US BANCORP DEL                COM NEW          902973304    8546 335000SH         Sole           335000
WASTE MGMT INC DEL            COM              94106L109    6522 175000SH         Sole           175000
WELLPOINT INC                 COM              94973V107   11816 150000SH         Sole           150000
WELLS FARGO & CO NEW          COM              949746101    7015 250000SH         Sole           250000
WESTERN DIGITAL CORP          COM              958102105    6763 185900SH         Sole           185900
YAMANA GOLD INC               COM              98462Y100     465  40000SH         Sole            40000